Other Operating Gains (Losses), Net	6 Months Ended
Jun. 30, 2025
Other Operating Gains (Losses), Net [Abstract]
OTHER OPERATING GAINS (LOSSES), NET

6. OTHER OPERATING GAINS (LOSSES), NET

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Gain (loss) on disposal of assets	$(131)	$(33)	$3,819	$(18)
Other operating gains (losses), net	$(131)	$(33)	$3,819	$(18)